Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	£ 4,534	£ 3,960
Property, plant and equipment	917	1,109
Deferred tax asset	40	46
Total non-current assets	5,491	5,115
Current assets
Prepayments, accrued income and other receivables	3,877	4,710
Current income tax receivable	6,932	8,481
Cash and cash equivalents	47,800	51,962
Total current assets	58,609	65,153
Total assets	64,100	70,268
Capital and reserves
Share capital and share premium	82,783	80,840
Other reserves	64,360	62,737
Accumulated deficit	(90,014)	(80,055)
Total equity attributable to equity holders of the Company	57,129	63,522
Non-current liabilities
Provisions	26	26
Lease liabilities	429	538
Total non-current liabilities	455	564
Current liabilities
Trade payables	1,928	2,412
Payroll taxes and social security	151	160
Lease liabilities	246	268
Accrued expenditure	4,191	3,342
Total current liabilities	6,516	6,182
Total liabilities	6,971	6,746
Total equity and liabilities	£ 64,100	£ 70,268